Accounts receivable, net (Table)	12 Months Ended
Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the followings:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable, gross	212,317,679	205,234,488
Less: allowance for credit loss	(12,573,550)	(13,845,960)

Accounts receivable, net	199,744,129	191,388,528

Schedule of allowance for doubtful receivables
The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2019, 2020 and 2021:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1	5,907,369	15,834,902	12,573,550
Addition	13,563,744	3,270,564	2,182,083
Write offs	(3,636,211)	(6,531,916)	(909,673)

Balance as of December 31	15,834,902	12,573,550	13,845,960

Schedule of concentration of risk, accounts receivable, net
	Years ended December 31,
	2019		2020		2021
	RMB	%	RMB	%	RMB	%
Company A	—	—	26,245,483	5%	142,715,543	15%

Accounts Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Schedule of concentration of risk, accounts receivable, net
The following customers accounted for 10% or more of accounts receivable, net:

	As of December 31,
	2020		2021
	RMB	%	RMB	%	US$	%
Company A	—	—	21,191,007	11%	3,325,331	11%
Company B	43,563,107	22%	20,559,665	11%	3,226,260	11%